"Wal-Mart","Common","931142 10",202409,3890232,"Sole","N/A","Sole"
"Procter & Gamble","Common","742718 10",5388,60500,"Sole","N/A","Sole"
"Johnson & Johnson","Common","478160 10",4687,81000,"Sole","N/A","Sole"
"HCA","Common","197677 10",4306,104100,"Sole","N/A","Sole"
"General Electric","Common","369604 10",4282,167938,"Sole","N/A","Sole"
"Exxon Mobil Corp.","Common","30231G 10",3741,107038,"Sole","N/A","Sole"
"Microsoft","Common","594918 10",3058,126300,"Sole","N/A","Sole"
"Bank One Corp.","Common","06423A 10",3008,86900,"Sole","N/A","Sole"
"IBM","Common","459200 10",2965,37800,"Sole","N/A","Sole"
"Minn. Mining & Mfg.","Common","604059 10",2887,22200,"Sole","N/A","Sole"
"Ebay","Common","278642 10",2858,33500,"Sole","N/A","Sole"
"YUM Brands","Common","895953 10",2726,112050,"Sole","N/A","Sole"
"Apollo","Common","376042 04",2690,53900,"Sole","N/A","Sole"
"First Data Corp.","Common","319963 10",2620,70800,"Sole","N/A","Sole"
"Intel","Common","458140 10",2523,155000,"Sole","N/A","Sole"
"Lowe's","Common","548661107",2478,60700,"Sole","N/A","Sole"
"American Express","Common","025816 10",2452,73800,"Sole","N/A","Sole"
"Merrill Lynch","Common","590188 10",2432,68700,"Sole","N/A","Sole"
"Citigroup","Common","172967 10",2362,68573,"Sole","N/A","Sole"
"Caterpillar","Common","149123 10",2327,47300,"Sole","N/A","Sole"
"Carnival Cruise Lines","Common","143658 10",2278,94500,"Sole","N/A","Sole"
"Best Buy","Common","086516 10",2190,81200,"Sole","N/A","Sole"
"Anheuser Busch","Common","035229 10",2163,46400,"Sole","N/A","Sole"
"ConocoPhillips","Common","718507 10",1994,37200,"Sole","N/A","Sole"
"Freddie Mac","Common",,1981,37300,"Sole","N/A","Sole"
"Viacom Inc. Class B","Common","925524 30",1961,53700,"Sole","N/A","Sole"
"Amer Intl Group","Common","26874107",1840,37200,"Sole","N/A","Sole"
"IDEC Pharmaceuticals","Common","449370105",1800,52600,"Sole","N/A","Sole"
"Dell Computer","Common","247025 10",1794,65700,"Sole","N/A","Sole"
"Marsh & McLennan","Common","571748 10",1761,41300,"Sole","N/A","Sole"
"Burlington Resources","Common","122014 10",1670,35000,"Sole","N/A","Sole"
"Verizon Communications","Common","92343V104",1537,43486,"Sole","N/A","Sole"
"Bed Bath & Beyond Inc.","Common","75896100",1513,43800,"Sole","N/A","Sole"
"Ace LTD","Common",,1508,52100,"Sole","N/A","Sole"
"Bank of America","Common","60505104",1486,22238,"Sole","N/A","Sole"
"Intuit, Inc.","Common","461202 10",1402,37700,"Sole","N/A","Sole"
"McKesson","Common","58155Q 10",1391,55800,"Sole","N/A","Sole"
"Abbott Laboratories","Common","002824 10",1331,35400,"Sole","N/A","Sole"
"Dow Chemical","Common","260543103",1314,47600,"Sole","N/A","Sole"
"Affiliated Computer","Common","8190100",1279,28900,"Sole","N/A","Sole"
"Southwest Airlines","Common","844741 10",1277,88900,"Sole","N/A","Sole"
"SBC Communications","Common","78387G 10",1262,62900,"Sole","N/A","Sole"
"BellSouth","Common","79860102",1224,56500,"Sole","N/A","Sole"
"Lexmark","Common","529771107",1218,18200,"Sole","N/A","Sole"
"Washington Mutual","Common","939322 10",1178,33400,"Sole","N/A","Sole"
"Home Depot","Common","437076 10",1174,48200,"Sole","N/A","Sole"
"Fifth Third Bancorp","Common","316773 10",1090,21700,"Sole","N/A","Sole"
"United Technologies","Common","913017 10",1086,18800,"Sole","N/A","Sole"
"Southern Co.","Common","842587107",1072,37700,"Sole","N/A","Sole"
"Bank N.Y.","Common","064057 10",1062,51800,"Sole","N/A","Sole"
"MBNA Corp.","Common","55262L100",966,64200,"Sole","N/A","Sole"
"Walgreen","Common","931422 10",911,30900,"Sole","N/A","Sole"
"UnitedHealth Group","Common","91324P102",880,9600,"Sole","N/A","Sole"
"Estee Lauder","Common","518439104",862,28400,"Sole","N/A","Sole"
"General Dynamics","Common","369550108",831,15100,"Sole","N/A","Sole"
"International Paper","Common","460146 10",825,24400,"Sole","N/A","Sole"
"Pharmacia Corporation","Common","71713U102",792,18300,"Sole","N/A","Sole"
"Merck & Company","Common","589331 10",690,12600,"Sole","N/A","Sole"
"Cisco Systems","Common","17275R 10",649,49978,"Sole","N/A","Sole"
"Diebold Inc.","Common","253651103",,,"Sole","N/A","Sole"
"Baxter Intl","Common","071813 10",595,31900,"Sole","N/A","Sole"
"Alcoa Inc.","Common","13817101",560,28900,"Sole","N/A","Sole"
"Amgen","Common","031162 10",535,9300,"Sole","N/A","Sole"
"Automatic Data Processing","Common","053015 10",483,15700,"Sole","N/A","Sole" "Texas Instruments","Common","882508 10",457,27900,"Sole","N/A","Sole"
"Schering Plough","Common","806605 10",453,25400,"Sole","N/A","Sole"
"Anadarko Petroleum","Common","32511107",428,9400,"Sole","N/A","Sole"
"Standard & Poors 100","Common",,409,9515,"Sole","N/A","Sole"
"Wells Fargo","Common","949746101",400,8900,"Sole","N/A","Sole"
"FedEx Corp.","Common","31428X 10",397,7200,"Sole","N/A","Sole"
"PepsiCo","Common","713448108",392,9800,"Sole","N/A","Sole"
"Household Intl","Common","441815 10",390,13800,"Sole","N/A","Sole"
"ChevronTexaco","Common","166764100",381,5900,"Sole","N/A","Sole"
"FPL Group","Common","302571104",354,6000,"Sole","N/A","Sole"
"Harley Davidson","Common","412822108",328,8260,"Sole","N/A","Sole"
"Diamonds Trust Series 1","Common","252787 10",321,4025,"Sole","N/A","Sole"
"Wyeth","Common","026609 10",306,8100,"Sole","N/A","Sole"
"US Bancorp","Common","917292 10",302,15900,"Sole","N/A","Sole"
"Xilinx","Common","983919102",286,12234,"Sole","N/A","Sole"
"PTEK Holdings","Common","69366M 10",285,76500,"Sole","N/A","Sole"
"Eli Lilly","Common","532457 10",269,4700,"Sole","N/A","Sole"
"EMC Corp.","Common","268648 10",257,35500,"Sole","N/A","Sole"
"Altria Group Inc.","Common","718154107",252,8400,"Sole","N/A","Sole"
"Standard & Poors Midcap","Common",,234,3130,"Sole","N/A","Sole"
"Target Corp","Common","87612E 10",225,7700,"Sole","N/A","Sole"
"General Motors","Common","370442105",225,6700,"Sole","N/A","Sole"
"Pfizer Inc.","Common","717081 10",224,7200,"Sole","N/A","Sole"
"FleetBoston Financial","Common","339030108",217,9100,"Sole","N/A","Sole"
"Clorox","Common","189054 10",208,4500,"Sole","N/A","Sole"
"Sun Micro Sys.","Common","866810 10",37,11500,"Sole","N/A","Sole"
"Unit EF Hutton Tel Tr #001","Common",,30,15000,"Sole","N/A","Sole" "Demegen","Common",,0,10000,"Sole","N/A","Sole"
"Secured Data Inc.","Common",,0,10000,"Sole","N/A","Sole"